Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have established processes to ensure that the timing of any stock option grants to executives is not influenced by material nonpublic information (“MNPI”), and that all grant decisions are made based on a predetermined schedule, taking into account factors like employee performance and market conditions, regardless of any upcoming announcements or events that could impact our stock price. The Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award
Award Timing Method	We have established processes to ensure that the timing of any stock option grants to executives is not influenced by material nonpublic information (“MNPI”), and that all grant decisions are made based on a predetermined schedule, taking into account factors like employee performance and market conditions, regardless of any upcoming announcements or events that could impact our stock price.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.